Preferred shares	12 Months Ended
Dec. 31, 2019
Preferred shares
Preferred shares

12.  Preferred shares

The China Best, Series A, B-1, B-2, C-1, C-2, C+, C-4, D-1 and D-2 convertible redeemable preferred shares are collectively referred to as the "Preferred Shares”. Since their inception in 2012, the Company have raised approximately USD$125.1 million in equity financing from a group of investors:

China Best financing

In June 2012, the Company raised an aggregate of RMB1,260,000 from the issuance of 5,660,000 preferred shares of the Company to China Best.

Series A financing

In March 2013, the Company raised an aggregate of US$700,000 from the issuance of 2,828,393 and 16,970,357 Series A preferred shares of the Company to K2 Evergreen Partner L.P. and K2 Partners II L.P., respectively.

Series B financing

In September 2013, the Company raised an aggregate of US$5,564,856 from the issuance of 4,142,781 and 8,285,562 Series B-1 preferred shares of the Company to K2 Evergreen Partners L.P. and K2 Partners II L.P., respectively, and the issuance of 18,193,772 and 4,548,443 Series B-2 preferred shares of the Company to BAI GmbH and K2 Partners II L.P., respectively.

Series C financing

In August 2014, the Company raised an aggregate of US$23,658,593 from the issuance of 3,427,812 Series C-1 preferred shares of the Company to BAI GmbH, and the issuance of 5,643,437,  18,290,377,  7,878,398 and 1,596,503 Series C-2 preferred shares of the Company to BAI GmbH, Highland Capital Partners 9 L.P., Highland Capital Partners 9-B L.P. and Highland Entrepreneurs’ Fund 9 L.P., respectively.

Series C+ financing

In June 2017, the Company raised an aggregate of US$8,682,770 from the issuance of 2,175,611,  725,204,  1,450,408,  1,910,912,  823,106,  166,797 and 5,341,517 Series C+ preferred shares of the Company to K2 Partners III Limited, K2 Family Partners Limited, BAI GmbH, Highland Capital Partners 9 Limited Partnership, Highland Capital Partners 9-B Limited Partnership, Highland Entrepreneurs’ Fund 9 Limited Partnership and AlphaX Partners Fund I, L.P., respectively. In addition, Puhua’s convertible loans of RMB30.0 million was converted into 6,261,743 Series C+ preferred shares.

Series C-4 financing

In June 2018, the August 2017 Loan of US$6.3 million plus its accrued interests were converted into 7,569,628 Series C-4 preferred shares.

Series D-1 financing

In June 2018, the Company raised an aggregate of US$23,350,000 from the issuance of 3,592,664 and 6,453,887 Series D-1 preferred shares of the Company to ACEE Capital Ltd. and Honour Depot Limited, respectively.

Series D-2 financing

In September 2018, the Company raised US$50.0 million from the issuance of 20,630,925 Series D-2 preferred shares of the Company to Beijing Z-Park Fund.

Accounting for the Preferred Shares

The Company has classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets as they are contingently redeemable at the option of the holders. In addition, the Company records accretion to the redemption value from the issuance dates to the earliest redemption dates. The accretions are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares is recognized at the respective issue price at the date of issuance net of issuance costs.

The Company has determined that there was no beneficial conversion feature attributable to all preferred shares because the initial effective conversion prices of these preferred shares were higher than the fair value of the Company’s common shares determined by the Company taking into account independent valuations.

Upon the completion of the Company’s IPO in November 2018, all of the issued and outstanding pre-IPO Preferred Shares were automatically converted and redesignated into Class A ordinary shares based on the conversion rate stipulated in their Share Purchase Agreements.